Schedule of Equipment (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 182,058	$ 201,004
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	153,653	171,770
Total equipment	28,405	29,234
CANADA
Property, Plant and Equipment [Line Items]
Total equipment	17,168	18,730
ISRAEL
Property, Plant and Equipment [Line Items]
Total equipment	7,280	7,439
UNITED KINGDOM
Property, Plant and Equipment [Line Items]
Total equipment	3,957	3,065
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	175,307	184,487
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	150,374	160,219
Total equipment	24,993	24,268
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	6,751	16,517
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	3,279	11,551
Total equipment	$ 3,472	$ 4,966